Information on related parties (Tables)	12 Months Ended
Dec. 31, 2021
Information on related parties
Related Party Transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2021	577	-	50	-
	12-31-2020	853	-	72	-
	12-31-2019	972	-	552	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2021	-	558,323	-	70,880
	12-31-2020	-	559,883	-	41,749
	12-31-2019	-	891,310	-	39,652

Energía Sudamericana S.A.	12-31-2021	-	-	-	548
	12-31-2020	-	-	-	827
	12-31-2019	-	-	-	1,126

Related companies:

RMPE Asociados S.A. (2)	12-31-2021	297	848,040	-	-
	12-31-2020	383	821,746	-	-
	12-31-2019	365	738,296	-	-

Coyserv S.A.	12-31-2021	-	-	-	-
	12-31-2020	-	4,466	-	-
	12-31-2019	-	63,574	1,125	308
Total	12-31-2021	874	1,406,363	50	71,428
	12-31-2020	1,236	1,386,095	72	42,576
	12-31-2019	1,337	1,693,180	1,677	41,086